Document and Entity Information	Jul. 12, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001823945
Document Type	8-K/A
Document Period End Date	Jul. 12, 2024
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39653
Entity Tax Identification Number	86-3906032
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Shares
Trading Symbol	OWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Company’s Current Report on Form 8-K filed on July 16, 2024 (the “Original 8-K”) to provide final information regarding the number of shares and common units issued in connection with the completion of the previously announced acquisition of all of the assets of Atalaya Capital Management LP (“Atalaya”), Atalaya Capital Leasing LLC and Atalaya’s other investment advisor affiliates and subsidiaries by Blue Owl Capital Inc. (the “Company”).